Note 7 - Exploration and Evaluation Assets (Details Textual)	1 Months Ended		12 Months Ended
	Mar. 24, 2020 USD ($)	Mar. 24, 2020 MXN ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2001	Dec. 31, 2015 ha
Statement Line Items [Line Items]
Area of Mining Concessions (Hectare)							14,000
Area of Mining Concessions, Cancelled (Hectare)							7,000
Number of Smaller Concessions							9
Purchase of property, plant and equipment | $			$ 6,783	$ 427,597	$ 802,804
Nominal value of of property | $			$ 1
Tuligtic property in Puebla, Mexico [member
Statement Line Items [Line Items]
Proportion of ownership interest in associate						100.00%
Ejido land [member]
Statement Line Items [Line Items]
Area of Mining Concessions (Hectare)							330
Number of Smaller Concessions							2
Tuligtic project land holdings [member]
Statement Line Items [Line Items]
Number of option agreements entered	2	2
Percent of building ownership acquired	100.00%	100.00%
Number of buildings purchased	2	2
Purchase of property, plant and equipment	$ 375,000	$ 3,000,000
Logan property located in the Yukon Territory, Canada [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate			40.00%